Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following tables and supporting narrative contain information regarding Compensation Actually Paid (CAP) to our NEOs and the relationship to company performance.
Pay Versus Performance Tables (PVP)

Corporation PEOs/NEOs (1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	SCT Total for PEO #3 ($)	CAP to PEO #3 ($)	ASCT Total for Non-PEO NEOs ($)(2)	ACAP to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS ($)(5)
									TSR ($)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	16,994,840	22,616,942	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,881,976	2,111,037	166	114	2,242	1.23
2022(6)	14,119,861	27,957,027	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,249,730	5,861,192	150	121	1,800	1.10
2021	51,198,471	55,405,829	361,605	159,676	Not an NEO	Not an NEO	3,087,062	2,871,276	112	119	(102)	1.00(7)
2020	Not an NEO	Not an NEO	6,174,215	4,651,661	1,755,742	(3,237,850)	3,471,807	2,474,226	115	102	(1,318)	1.61

Utility PEOs/NEOs(1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	SCT Total for PEO #3 ($)	CAP to PEO #3 ($)	SCT Total for PEO #4 ($)	CAP to PEO #4 ($)	SCT Total for PEO #5 ($)	CAP to PEO #5 ($)	SCT Total for PEO #6 ($)	CAP to PEO #6 ($)	ASCT Total for Non-PEO NEOs ($)(2)	ACAP to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:			Non-GAAP Core EPS ($)(5)
															TSR ($)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,340,021	6,388,002	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,748,529	4,882,561	5,397,418	6,990,446	296,755	(7,485,884)	1,263,826	(517,761)	166	114	2,242	1.23
2022(6)	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,319,458	4,773,078	4,788,022	7,257,976	4,709,106	7,132,385	2,334,877	3,595,303	150	121	1,800	1.10
2021	1,619,095	1,630,236	Not an NEO	Not an NEO	Not an NEO	Not an NEO	3,074,861	3,147,964	7,484,086	7,525,239	6,508,160	6,875,783	1,503,306	1,434,284	112	119	(102)	1.00(7)
2020	Not an NEO	Not an NEO	2,082,421	1,712,587	3,630,569	3,791,428	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	Not an NEO	1,943,221	2,183,674	115	102	(1,318)	1.61

Legend
1) SCT	–	Summary Compensation Table
2) ASCT	–	Average Summary Compensation Table
3) CAP	–	Compensation Actually Paid
4) ACAP	–	Average Compensation Actually Paid
5) TSR	–	Total Shareholder Return
6) EPS	–	Earnings Per Share

Company Selected Measure Name	Non-GAAP core EPS
Named Executive Officers, Footnote
(1) The following individuals are included as PEOs and the non-PEO NEOs in the tables above.

Year	Corporate PEOs	Utility PEOs	Corporate Non-PEO NEOs	Utility Non-PEO NEOs
2023	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Carolyn J. Burke	Stephanie Williams
		#5 - Marlene M. Santos	John R. Simon	David S. Thomason
		#1 - Sumeet Singh	Christopher A. Foster	Julius Cox
#6 - Adam L. Wright
2022	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Christopher A. Foster	David S. Thomason
		#5 - Marlene M. Santos	John R. Simon	Sumeet Singh
		#6 - Adam L. Wright		Julius Cox
2021	#1 - Patricia K. Poppe	#1 - Sumeet Singh	Christopher A. Foster	David S. Thomason
	#2 - William L. Smith	#4 - Jason M. Glickman	John R. Simon	James M. Welsch
#5 - Marlene M. Santos
#6 - Adam L. Wright
2020	#2 - William L. Smith	#2 - Michael A. Lewis	Christopher A. Foster	David S. Thomason
	#3 - William D. Johnson	#3 - Andrew M. Vesey	John R. Simon	James M. Welsch
Jason P. Wells
Janet C. Loduca

Peer Group Issuers, Footnote
(2)     2023 ASCT Total for Corporate Non-PEO NEOs impacted by the mid-year departure of Christopher A. Foster. 2023 ASCT Total for Utility Non-PEO NEOs impacted by the mid-year departures of David S. Thomason and Julius Cox.
(3)     2023 ACAP to Corporate Non-PEO NEOs impacted by the mid-year departure of Christopher A. Foster. 2023 ACAP to Utility Non-PEO NEOs impacted by the mid-year departures of David S. Thomason and Julius Cox.
(4)     Dow Jones Utility Index is used to determine the peer group for TSR purposes in the PVP and is used for purposes of the performance graph in PG&E Corporation's and the Utility's Joint Annual Report.

Adjustment To PEO Compensation, Footnote
(8)     The following adjustments for the most recent fiscal year were made to the SCT total pay in determining CAP. As described in above in footnote (4), moderate changes were made to 2022 SCT and CAP totals and are included, as applicable, in the table below. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2023.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
Poppe, P	2023	16,994,840	11,750,292	33,718	17,371,069	35,043	22,616,942
	2022	14,119,861	10,069,628	13,269	23,920,063	0	27,957,027
Singh, S	2023	5,340,021	2,841,929	168,178	4,020,414	37,674	6,388,002
Glickman, J	2023	3,748,529	1,912,843	24,557	3,046,537	24,895	4,882,561
Santos, M	2023	5,397,418	2,841,929	43,618	4,440,573	38,002	6,990,446
Wright, A	2023	296,755	0	0	(7,810,085)	27,446	(7,485,884)
	2022	4,709,106	2,755,918	11,992	5,191,189	0	7,132,385
Average for non-PEO Corporate NEOs	2023	3,881,976	1,997,970	370,420	508,128	89,323	2,111,037
	2022	3,249,730	1,854,956	0	4,266,320	200,099	5,861,192
Average for non-PEO Utility NEOs	2023	1,263,826	710,489	33,463	(1,072,332)	34,696	(517,761)
	2022	2,334,877	1,201,310	4,365	2,420,348	45,753	3,595,303
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Total Equity Adjustments Reflected in CAP ($)
Poppe, P	2023	14,764,264	3,214,553	(607,748)	0	0	17,371,069
	2022	14,233,562	9,320,800	365,701	0	0	23,920,063
Singh, S	2023	3,570,880	496,383	(46,849)	0	0	4,020,414
Glickman, J	2023	2,403,503	643,033	0	0	0	3,046,537
Santos, M	2023	3,570,880	912,115	(42,421)	0	0	4,440,573
Wright, A	2023	0	0	(47,402)	0	(7,762,683)	(7,810,085)
	2022	3,895,539	1,356,907	(61,258)	0	0	5,191,189
Average for non-PEO Corporate NEOs	2023	1,745,956	198,870	(49,315)	0	(1,387,383)	508,128
	2022	2,622,031	1,655,556	(11,267)	0	0	4,266,320
Average for non-PEO Utility NEOs	2023	206,021	31,033	(29,260)	0	(1,280,126)	(1,072,332)
	2022	1,698,074	731,501	(9,227)	0	0	2,420,348

Non-PEO NEO Average Total Compensation Amount	$ 3,881,976	$ 3,249,730	$ 3,087,062	$ 3,471,807
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,111,037	5,861,192	2,871,276	2,474,226
Adjustment to Non-PEO NEO Compensation Footnote
(8)     The following adjustments for the most recent fiscal year were made to the SCT total pay in determining CAP. As described in above in footnote (4), moderate changes were made to 2022 SCT and CAP totals and are included, as applicable, in the table below. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2023.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
Poppe, P	2023	16,994,840	11,750,292	33,718	17,371,069	35,043	22,616,942
	2022	14,119,861	10,069,628	13,269	23,920,063	0	27,957,027
Singh, S	2023	5,340,021	2,841,929	168,178	4,020,414	37,674	6,388,002
Glickman, J	2023	3,748,529	1,912,843	24,557	3,046,537	24,895	4,882,561
Santos, M	2023	5,397,418	2,841,929	43,618	4,440,573	38,002	6,990,446
Wright, A	2023	296,755	0	0	(7,810,085)	27,446	(7,485,884)
	2022	4,709,106	2,755,918	11,992	5,191,189	0	7,132,385
Average for non-PEO Corporate NEOs	2023	3,881,976	1,997,970	370,420	508,128	89,323	2,111,037
	2022	3,249,730	1,854,956	0	4,266,320	200,099	5,861,192
Average for non-PEO Utility NEOs	2023	1,263,826	710,489	33,463	(1,072,332)	34,696	(517,761)
	2022	2,334,877	1,201,310	4,365	2,420,348	45,753	3,595,303
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Total Equity Adjustments Reflected in CAP ($)
Poppe, P	2023	14,764,264	3,214,553	(607,748)	0	0	17,371,069
	2022	14,233,562	9,320,800	365,701	0	0	23,920,063
Singh, S	2023	3,570,880	496,383	(46,849)	0	0	4,020,414
Glickman, J	2023	2,403,503	643,033	0	0	0	3,046,537
Santos, M	2023	3,570,880	912,115	(42,421)	0	0	4,440,573
Wright, A	2023	0	0	(47,402)	0	(7,762,683)	(7,810,085)
	2022	3,895,539	1,356,907	(61,258)	0	0	5,191,189
Average for non-PEO Corporate NEOs	2023	1,745,956	198,870	(49,315)	0	(1,387,383)	508,128
	2022	2,622,031	1,655,556	(11,267)	0	0	4,266,320
Average for non-PEO Utility NEOs	2023	206,021	31,033	(29,260)	0	(1,280,126)	(1,072,332)
	2022	1,698,074	731,501	(9,227)	0	0	2,420,348

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide a clear, visual comparison, for each of 2023, 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Compensation Actually Paid vs. Company Selected Measure
TSR is used as a performance measure in our LTIP program, applicable to PSUs, but the peer group of companies against which LTIP TSR performance is compared and the calculation for determining the LTIP TSR performance score are different than what is shown in the above charts. Additionally, TSR has a 15 percent weighting in our LTIP and, accordingly, it has limited impact on the CAP. However, as LTIP awards make up a large portion of total compensation, it is a factor that impacts the value of outstanding and vested awards and thereby the CAP.
Our company-selected measure is non-GAAP Core EPS, which accounts for 20 percent of the outcome under our STIP. Given the relatively small weight of this measure in our incentive framework, non-GAAP Core EPS has a very limited relationship with CAP. We do not use GAAP net income in our incentive plans, although it is a component of non-GAAP Core EPS. Accordingly, net income, like non-GAAP Core EPS, has a very limited relationship with CAP. While financial measures are not heavily weighted, PG&E emphasizes many quantifiable non-financial performance measures in our incentive plans, based on operational customer and safety metrics. Details of these can be found in the Compensation Discussion & Analysis.

Total Shareholder Return Vs Peer Group
The following charts provide a clear, visual comparison, for each of 2023, 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Tabular List, Table
For the fiscal year ending December 31, 2023, non-GAAP Core EPS is the most important financial performance measure in linking CAP to PG&E Corporate and Utility’s performance and is included in the PVP tables. The other two most important measures for PVP purposes consists of the remaining financial measures identified in our Compensation Discussion & Analysis for 2023. The following table lists the collective ‘most important’ financial measures alphabetically.

Tabular List of Most Important Measures
(1) Greater affordability for customers
(2) Non-GAAP Core EPS
(3) Relative TSR

Total Shareholder Return Amount	$ 166	150	112	115
Peer Group Total Shareholder Return Amount	114	121	119	102
Net Income (Loss)	$ 2,242	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.23	1.10	1.00	1.61
Measure:: 1
Pay vs Performance Disclosure
Name	(1) Greater affordability for customers
Non-GAAP Measure Description
(5)     Non-GAAP core EPS is identified as our company-selected measure and included in column (i) of both tables. Details of the reconciliation to our audited financial statements can be found in Exhibit A of the Proxy for each respective year.
(6)     The 2023 Annual Proxy Statement incorrectly reported 2022 "All Other Compensation" totals, within the SCT, for Ms. Poppe, Mr. Wright and Mr. Cox. The numbers for 2022 have been corrected as indicated in the SCT. See footnote on p. 72 for additional details. As a result, the 2022 SCT and CAP totals for Ms. Poppe, Corporation PEO #1, were previously reported as 14,120,593 and 27,957,759 respectively, and for Mr. Wright, Utility PEO # 6, were previously reported as 4,709,917 and 7,133,196, respectively. Additionally, in 2022 Mr. Cox was incorrectly included in the Corporation non-PEO NEO average SCT and CAP total. Going forward, his compensation has been included in the Utility non-PEO average SCT and CAP for 2022 and 2023. As a result of of the correction to Mr. Cox's categorization, and the change to his "All Other Compensation," the Corporation non-PEO average for the 2022 SCT and CAP totals were previously reported as 3,067,616 and 5,085,528, respectively, and the Utility non-PEO average for 2022 SCT and CAP totals were previously reported as 2,150,866 and 3,626,099, respectively. The numbers for 2022 are corrected in the tables above as indicated.
(7)     Non-GAAP Core EPS for the full year 2021 was $1.00 per share on a fully diluted basis and $1.08 using a basic share count. The impact of dilution was $(0.08) per share.

Measure:: 2
Pay vs Performance Disclosure
Name	(2) Non-GAAP Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	(3) Relative TSR
Adjustment, Stock Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,997,970	$ 1,854,956
Adjustment, Pension Value, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,420	0
Adjustment, Fair Value of Equity Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,128	4,266,320
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,323	200,099
Adjustment, Stock Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,489	1,201,310
Adjustment, Pension Value, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,463	4,365
Adjustment, Fair Value of Equity Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,332)	2,420,348
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,696	45,753
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,745,956	2,622,031
Adjustment, Fair Value of Equity Awards Granted, Vested, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,870	1,655,556
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,315)	(11,267)
Adjustment, Fair Value for Awards Granted, Failed to Vest, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,383)	0
Adjustment, Total, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,128	4,266,320
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,021	1,698,074
Adjustment, Fair Value of Equity Awards Granted, Vested, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,033	731,501
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,260)	(9,227)
Adjustment, Fair Value for Awards Granted, Failed to Vest, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280,126)	0
Adjustment, Total, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,332)	2,420,348
PEO #1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	16,994,840	14,119,861	$ 51,198,471
PEO Actually Paid Compensation Amount	22,616,942	27,957,027	55,405,829
PEO #1 [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,750,292	10,069,628
PEO #1 [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,718	13,269
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,371,069	23,920,063
PEO #1 [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,043	0
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,764,264	14,233,562
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,214,553	9,320,800
PEO #1 [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(607,748)	365,701
PEO #1 [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO #1 [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,371,069	23,920,063
PEO #2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			361,605	$ 6,174,215
PEO Actually Paid Compensation Amount			159,676	4,651,661
PEO #3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,755,742
PEO Actually Paid Compensation Amount				(3,237,850)
PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,340,021		1,619,095
PEO Actually Paid Compensation Amount	6,388,002		1,630,236
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,841,929
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,178
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,020,414
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,674
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,570,880
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,383
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,849)
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,020,414
PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,748,529	3,319,458	3,074,861
PEO Actually Paid Compensation Amount	4,882,561	4,773,078	3,147,964
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,912,843
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,557
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,046,537
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,895
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,403,503
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,033
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,046,537
PEO #5, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,397,418	4,788,022	7,484,086
PEO Actually Paid Compensation Amount	6,990,446	7,257,976	7,525,239
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,841,929
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,618
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,440,573
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,002
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,570,880
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	912,115
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,421)
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,440,573
PEO #6, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	296,755	4,709,106	6,508,160
PEO Actually Paid Compensation Amount	(7,485,884)	7,132,385	6,875,783
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,755,918
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,992
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,810,085)	5,191,189
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,446	0
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,895,539
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,356,907
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,402)	(61,258)
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,762,683)	0
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,810,085)	5,191,189
PEOs/NEOs, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,263,826	2,334,877	1,503,306	1,943,221
Non-PEO NEO Average Compensation Actually Paid Amount	(517,761)	3,595,303	1,434,284	2,183,674
Total Shareholder Return Amount	166	150	112	115
Peer Group Total Shareholder Return Amount	114	121	119	102
Net Income (Loss)	$ 2,242	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.23	1.10	1.00	1.61
PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,082,421
PEO Actually Paid Compensation Amount				1,712,587
PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,630,569
PEO Actually Paid Compensation Amount				$ 3,791,428
PEO | PEO #1 [Member]
Pay vs Performance Disclosure
PEO Name	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#2 - William L. Smith
PEO | PEO #2 [Member]
Pay vs Performance Disclosure
PEO Name			#2 - William L. Smith	#3 - William D. Johnson
PEO | PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#4 - Jason M. Glickman	#4 - Jason M. Glickman	#1 - Sumeet Singh	#2 - Michael A. Lewis
PEO | PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#6 - Adam L. Wright		#6 - Adam L. Wright
PEO | PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#5 - Marlene M. Santos	#5 - Marlene M. Santos	#4 - Jason M. Glickman	#3 - Andrew M. Vesey
PEO | PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	#1 - Sumeet Singh	#6 - Adam L. Wright	#5 - Marlene M. Santos
Non-PEO NEO | NEO #1 [Member]
Pay vs Performance Disclosure
PEO Name	Carolyn J. Burke	Christopher A. Foster	Christopher A. Foster	Christopher A. Foster
Non-PEO NEO | NEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	Stephanie Williams	David S. Thomason	David S. Thomason	David S. Thomason
Non-PEO NEO | NEO #2 [Member]
Pay vs Performance Disclosure
PEO Name	John R. Simon	John R. Simon	John R. Simon	John R. Simon
Non-PEO NEO | NEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	David S. Thomason	Sumeet Singh	James M. Welsch	James M. Welsch
Non-PEO NEO | NEO #3 [Member]
Pay vs Performance Disclosure
PEO Name	Christopher A. Foster			Jason P. Wells
Non-PEO NEO | NEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	Julius Cox	Julius Cox
Non-PEO NEO | NEO #4 [Member]
Pay vs Performance Disclosure
PEO Name				Janet C. Loduca